Cash and bank balances - Summary of cash and bank balances (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and bank balances
Cash on hand	€ 566	€ 710
Bank balances	17,477	27,420
Total cash and bank balances	€ 18,043	€ 28,130